CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	¥ 93,949,939	$ 14,742,796	¥ 59,491,865	¥ 30,141,886
Costs of revenues (including services received from related parties of RMB1,424,786, RMB4,570,292 and RMB5,166,479 (US$810,733) for the years ended December 31, 2019, 2020 and 2021, respectively)	(31,718,093)	(4,977,261)	(19,278,641)	(6,338,778)
Gross profit	62,231,846	9,765,535	40,213,224	23,803,108
Sales and marketing expenses (including services received from a related party of nil, 4,166,230 and RMB2,857,062 (US$448,335) for the years ended December 31, 2019, 2020 and 2021, respectively)	(44,801,720)	(7,030,368)	(41,194,599)	(27,174,249)
General and administrative expenses	(1,540,774)	(241,781)	(1,507,297)	(1,296,712)
Research and development expenses (including services received from related parties of RMB873,288, RMB1,850,321 and RMB604,605 (US$94,876) for the years ended December 31, 2019, 2020 and 2021, respectively)	(8,992,590)	(1,411,134)	(6,891,653)	(3,870,358)
Total operating expenses	(55,335,084)	(8,683,283)	(49,593,549)	(32,341,319)
Operating (loss)/ profit	6,896,762	1,082,252	(9,380,325)	(8,538,211)
Interest and investment income, net	3,061,662	480,442	2,455,366	1,541,825
Interest expenses	(1,231,002)	(193,171)	(757,336)	(145,858)
Foreign exchange gain	71,750	11,259	225,197	63,179
Other income, net	656,255	102,981	193,702	82,786
(Loss)/ profit before income tax and share of results of equity investees	9,455,427	1,483,763	(7,263,396)	(6,996,279)
Income tax expenses	(1,933,585)	(303,422)	0	0
Share of results of equity investees	246,828	38,733	83,654	28,676
Net (loss)/ income	7,768,670	1,219,074	(7,179,742)	(6,967,603)
Net (loss)/ income attributable to ordinary shareholders	¥ 7,768,670	$ 1,219,074	¥ (7,179,742)	¥ (6,967,603)
(Loss)/ earnings per share:
Basic | (per share)	¥ 1.55	$ 0.24	¥ (1.51)	¥ (1.51)
Diluted | (per share)	¥ 1.36	$ 0.21	¥ (1.51)	¥ (1.51)
Shares used in (loss)/ earnings per share computation:
Basic	5,012,651,334	5,012,651,334	4,768,343,300	4,627,278,394
Diluted	5,713,764,297	5,713,764,297	4,768,343,300	4,627,278,394
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation difference, net of tax of nil	¥ (1,472,172)	$ (231,016)	¥ (2,495,958)	¥ 412,447
Comprehensive (loss)/ income	¥ 6,296,498	$ 988,058	¥ (9,675,700)	¥ (6,555,156)